UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         April 26, 2006 to May 25, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through
         Certificates, Series 2006-FRE2.   The  distribution  report is
         attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                              Date:   June 7, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2 relating to the May 25, 2006 distribution.


                                     EX-99.1
                J.P. Morgan Mortgage Acquisition Corp, 2006-FRE2
                                  May 25, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                     9
Delinquency Trend Group                                                      10
Bankruptcies                                                                 11
Foreclosures                                                                 12
REO Properties                                                               13
REO Property Scheduled Balance                                               14
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
   A1     267,476,000.00    258,813,884.77     8,274,001.80    1,108,452.42     9,382,454.22      0.00    0.00    250,539,882.97
   A2     205,034,000.00    187,236,702.19    10,520,804.25      784,737.10    11,305,541.35      0.00    0.00    176,715,897.94
   A3     221,945,000.00    221,945,000.00             0.00      950,549.75       950,549.75      0.00    0.00    221,945,000.00
   A4      25,365,000.00     25,365,000.00             0.00      110,324.64       110,324.64      0.00    0.00     25,365,000.00
   M1      46,966,000.00     46,966,000.00             0.00      207,408.90       207,408.90      0.00    0.00     46,966,000.00
   M2      34,505,000.00     34,505,000.00             0.00      152,954.34       152,954.34      0.00    0.00     34,505,000.00
   M3      21,087,000.00     21,087,000.00             0.00       93,650.53        93,650.53      0.00    0.00     21,087,000.00
   M4      17,732,000.00     17,732,000.00             0.00       80,375.91        80,375.91      0.00    0.00     17,732,000.00
   M5      16,773,000.00     16,773,000.00             0.00       76,308.48        76,308.48      0.00    0.00     16,773,000.00
   M6      15,815,000.00     15,815,000.00             0.00       73,268.00        73,268.00      0.00    0.00     15,815,000.00
   M7      14,377,000.00     14,377,000.00             0.00       72,596.42        72,596.42      0.00    0.00     14,377,000.00
   M8      13,419,000.00     13,419,000.00             0.00       69,995.52        69,995.52      0.00    0.00     13,419,000.00
   M9      10,064,000.00     10,064,000.00             0.00       60,882.00        60,882.00      0.00    0.00     10,064,000.00
  M10      10,543,000.00     10,543,000.00             0.00       65,536.87        65,536.87      0.00    0.00     10,543,000.00
  M11       9,585,000.00      9,585,000.00             0.00       59,581.80        59,581.80      0.00    0.00      9,585,000.00
   P              100.00            100.00             0.00      236,924.77       236,924.77      0.00    0.00            100.00
   R                0.00              0.00             0.00            0.00             0.00      0.00    0.00              0.00
 TOTALS   930,686,100.00    904,226,686.96    18,794,806.05    4,203,547.45    22,998,353.50      0.00    0.00    885,431,880.91
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
   C      958,481,913.00    932,022,662.21             0.00    1,719,759.18     1,719,759.18      0.00    0.00    913,227,856.17
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                           BEGINNING                                                                  ENDING             PASS-THRU
 CLASS        CUSIP        PRINCIPAL        PRINCIPAL            INTEREST              TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
   A1        46626LGX2     967.61535528   30.93362320          4.14411917          35.07774238       936.68173208      5.139380%
   A2        46626LGY0     913.19830950   51.31248598          3.82735107          55.13983705       861.88582352      5.029380%
   A3        46626LGZ7   1,000.00000000    0.00000000          4.28281669           4.28281669     1,000.00000000      5.139380%
   A4        46626LHA1   1,000.00000000    0.00000000          4.34948315           4.34948315     1,000.00000000      5.219380%
   M1        46626LHB9   1,000.00000000    0.00000000          4.41614998           4.41614998     1,000.00000000      5.299380%
   M2        46626LHC7   1,000.00000000    0.00000000          4.43281669           4.43281669     1,000.00000000      5.319380%
   M3        46626LHD5   1,000.00000000    0.00000000          4.44115000           4.44115000     1,000.00000000      5.329380%
   M4        46626LHE3   1,000.00000000    0.00000000          4.53281694           4.53281694     1,000.00000000      5.439380%
   M5        46626LHF0   1,000.00000000    0.00000000          4.54948310           4.54948310     1,000.00000000      5.459380%
   M6        46626LHG8   1,000.00000000    0.00000000          4.63281695           4.63281695     1,000.00000000      5.559380%
   M7        46626LHH6   1,000.00000000    0.00000000          5.04948320           5.04948320     1,000.00000000      6.059380%
   M8        46626LHJ2   1,000.00000000    0.00000000          5.21615024           5.21615024     1,000.00000000      6.259380%
   M9        46626LHK9   1,000.00000000    0.00000000          6.04948331           6.04948331     1,000.00000000      7.259380%
   M10       46626LHL7   1,000.00000000    0.00000000          6.21615005           6.21615005     1,000.00000000      7.459380%
   M11       46626LHM5   1,000.00000000    0.00000000          6.21615024           6.21615024     1,000.00000000      7.459380%
    P           N/A      1,000.00000000    0.00000000  2,369,247.70000000   2,369,247.70000000     1,000.00000000      0.000000%
 TOTALS                    971.56999225   20.19457049          4.51661140          24.71118189       951.37542176
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                           BEGINNING                                                                  ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
    C           N/A        972.39462693    0.00000000          1.79425314           1.79425314       952.78569557      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
Scheduled Principal Payments (Total)                                                    444,503.72
Group 1                                                                                 174,490.59
Group 2                                                                                 270,013.13

Principal Prepayments (Total)                                                        18,336,712.40
Group 1                                                                               8,091,672.68
Group 2                                                                              10,245,039.72

Curtailments (Total)                                                                     13,589.93
Group 1                                                                                   7,838.53
Group 2                                                                                   5,751.40

Curtailment Interest Adjustments (Total)                                                      0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:

Gross Interest                                                                        6,196,420.46
Group 1                                                                               2,302,894.38
Group 2                                                                               3,893,526.08

Servicing Fees                                                                          388,342.78
Group 1                                                                                 144,782.13
Group 2                                                                                 243,560.65

Trustee Fees                                                                              3,106.76
Group 1                                                                                   1,158.28
Group 2                                                                                   1,948.48

Custodian Fee                                                                             1,553.37
Group 1                                                                                     579.13
Group 2                                                                                     974.24

Trust Oversight Manager Fees                                                             11,650.28
Group 1                                                                                   4,343.46
Group 2                                                                                   7,306.82

Non Recoverable Interest Advances (Total)                                                     0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Adjustments from Prior Periods                                                       0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               35
Group 1                                                                                         15
Group 2                                                                                         20

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    7,253,121.23
Group 1                                                                               2,659,772.06
Group 2                                                                               4,593,349.17

Amount of Prepayment Penalties Collected                                                236,924.77
Group 1                                                                                  81,676.09
Group 2                                                                                 155,248.68

Available Remittance Amount                                                          24,586,573.32

Principal Remittance Amount (Total)                                                  18,794,806.05
Group 1                                                                               8,274,001.80
Group 2                                                                              10,520,804.25

Interest Remittance Amount (Total)                                                    5,791,767.27
Group 1                                                                               2,152,031.38
Group 2                                                                               3,639,735.89

Pool Detail:
Beginning Number of Loans Outstanding                                                        4,460
Group 1                                                                                      1,798
Group 2                                                                                      2,662

Ending Number of Loans Outstanding                                                           4,374
Group 1                                                                                      1,757
Group 2                                                                                      2,617

Beginning Aggregate Loan Balance                                                    932,022,662.44
Group 1                                                                             347,477,100.49
Group 2                                                                             584,545,561.95

Ending Aggregate Loan Balance                                                       913,227,856.40
Group 1                                                                             339,203,098.69
Group 2                                                                             574,024,757.71

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaining Term To Maturity                                                 353.37
Group 1                                                                                     354.00
Group 2                                                                                     353.00

Weighted Average Net Mortgage Rate                                                        7.32134%
Group 1                                                                                   7.27175%
Group 2                                                                                   7.35083%

        Delinquent Mortgage Loans
                 Group 1
                Category                 Number              Principal Balance         Percentage
                 1 Month                  29                    5,999,146.33              1.77%
                 2 Month                   6                    1,405,757.91              0.41%
                 3 Month                  15                    3,119,181.27              0.92%
                  Total                   50                   10,524,085.51              3.10%

        Delinquent Mortgage Loans
                 Group 2
                Category                 Number              Principal Balance          Percentage
                 1 Month                   80                  18,248,011.44              3.18%
                 2 Month                   22                   6,151,979.93              1.07%
                 3 Month                   22                   5,728,638.34              1.00%
                  Total                   124                  30,128,629.71              5.25%

                        * Delinquent Bankruptcies and Foreclosures are not included in the table above.

        Bankruptcies
            Group Number      Number of Loans       Principal Balance    Percentage
                  1                  0                     0.00            0.00%
                  2                  0                     0.00            0.00%
                Total                0                     0.00            0.00%


        Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

        Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

        Foreclosures
        Group Number       Number of Loans        Principal Balance      Percentage
              1                   0                     0.00                0.00%
              2                   0                     0.00                0.00%
           Total                  0                     0.00                0.00%

        Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

        Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

        REO Properties
           Group Number       Number of Loans      Principal Balance     Percentage
                 1                   0                   0.00              0.00%
                 2                   0                   0.00              0.00%
              Total                  0                   0.00              0.00%

        Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

        Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

        REO Property Scheduled Balance
          Group Number            Loan Number    REO Date       Schedule Principal Balance
                                                                           0.00
              Total                                                        0.00


        Principal Payoffs by Group occurred in this Distribution
            Group Number       Number of Loans      Principal Balance       Percentage
                  1                   0                8,091,672.68            2.39%
                  2                   0               10,245,039.72            1.78%
                Total                 0               18,336,712.40            2.01%

        Realized Loss Group Report
                                                                                  Balance of        Net Liquidation
            Group Number  Current Loss   Cumulative Loss    Ending Balance     Liquidated Loans         Proceeds
                  1           0.00         152,074.49        339,203,098.69          0.00                 0.00
                  2           0.00         249,116.45        574,024,757.71          0.00                 0.00
                TOTAL         0.00         401,190.94        913,227,856.40          0.00                 0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                             401,190.94
Group 1                                                                                        152,074.49
Group 2                                                                                        249,116.45

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                         YES
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                           1.79644%
32.25% of Senior Enhancement Percentage                                                          8.42818%
OR
TEST II - Trigger Event Occurrence                                                                    YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.04186%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       27,795,975.48
Ending Overcollateralization Amount                                                         27,795,975.49
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,722,074.51
Payment to Class C                                                                           1,719,759.18
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                    0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                           105,385.41
Net Swap Payment Paid                                                                          105,385.41
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  105,385.41
Withdrawals from the Swap Account                                                              105,385.41
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                         2,315.33
Dividend Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                     2,315.33
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                       1,212.76
Class M-11                                                                                       1,102.57

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                       1,212.76
Class M-11                                                                                       1,102.57

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occurred this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.321344

One-Month LIBOR for Such Distribution Date                                                       4.959380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.139380
Class A-2                                                                                        5.029380
Class A-3                                                                                        5.139380
Class A-4                                                                                        5.219380
Class M-1                                                                                        5.299380
Class M-2                                                                                        5.319380
Class M-3                                                                                        5.329380
Class M-4                                                                                        5.439380
Class M-5                                                                                        5.459380
Class M-6                                                                                        5.559380
Class M-7                                                                                        6.059380
Class M-8                                                                                        6.259380
Class M-9                                                                                        7.259380
Class M-10                                                                                       7.459380
Class M-11                                                                                       7.459380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occurred This Period                                                                 0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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